Operating segments - additional information - Summary of non-current assets other than excluded items (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Quasi equity loans [member]
Disclosure Of Geographical Areas [Line Items]
Quasi equity loans to equity accounted units	$ 129	$ 159
Non-quasi equity loan [member]
Disclosure Of Geographical Areas [Line Items]
Investments in equity accounted units	38	39
Non-current assets [member]
Disclosure Of Geographical Areas [Line Items]
Investments in equity accounted units	4,170	$ 4,327
France [member]
Disclosure Of Geographical Areas [Line Items]
Change in non-current assets other than excluded items	$ 182